DEBT - Summary of movements in debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movement In Debt Balance [Roll Forward]
Debt issuance costs, beginning balance	$ (8,278)
Long-term debt, beginning balance	1,113,870
Loan draw downs	18,000
Loan repayments	(45,393)
Amortization of deferred charges	1,258	$ 941
Debt issuance costs, ending balance	(7,020)
Long-term debt, ending balance	1,087,735
Floating Rate Debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	1,122,148
Loan draw downs	18,000
Loan repayments	(45,393)
Long-term debt, gross, ending balance	1,094,755
Fixed Rate Debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	0
Loan draw downs	0
Loan repayments	0
Long-term debt, gross, ending balance	$ 0